BUSINESS ACQUISITIONS (Details) - USD ($)	May 31, 2020	Feb. 29, 2020	Feb. 28, 2019
Purchase Considerations
Cash Considerations		$ 36,931,000
Stock Considerations		608,914
Contingent receivable	$ 608,914	608,914	$ (0)
Total Purchase Price at Fair Value:		$ 36,931,000